EARNINGS (LOSS) PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss	$ (316)	$ 1,507
Dividends on preferred shares	(148)	(123)
Cumulative dividends on preferred shares, not yet declared	(12)	(8)
Basic and diluted earnings (loss) attributable to common shareholders	$ (476)	$ 1,376